Operating Lease (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Jan. 31, 2021
Lease term	2 years		2 years
Lease commencing date	Jan. 01, 2020		Jan. 01, 2020
Lease Expiration Date	Dec. 31, 2021		Dec. 31, 2021
Security deposit	$ 75,000		$ 75,000
Rent expense	$ 145,000	$ 90,000	250,000	$ 130,000
Prepaid rent			$ 150,000
July-December 2021 [Member]
Lease payments					$ 180,000
Subsequent Event [Member]
Prepaid rent						$ 150,000